Disposals and business closures	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Disposals and business closures
31. Disposals and business closures
In 2025, the Group disposed of Copp Clark for consideration of £
9
m, resulting in a gain on disposal of £
8
m, which has been recorded within other net gains and losses.
There were no disposals in 2024.
On 30 June 2023, the Group disposed of its interests in its POLS businesses in the US, UK, Australia and India. The businesses disposed excluded Pearson’s contract with ASU. The consideration to be received was deferred and comprised a 27.5% share of positive adjusted EBITDA in each calendar year for six years from the date of acquisition and 27.5% of the proceeds received by the purchaser in relation to any future monetisation event. In 2023, the consideration was valued at £12m and a pre-tax
gain on disposal of £13m was recognised. In addition, in 2023, a gain of £9m was recognised arising from the release of a provision related to a historical disposal, £19m of losses arose from the disposals of Pearson College and the international courseware local publishing business in India and £12m of costs related to previous disposals were recognised.
None of the disposals met the criteria to be considered a discontinued operation on the basis that they did not represent major lines of business or geographical areas of operations.
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	2025	2024	2023

Disposal of subsidiaries and associates

Intangible assets, including goodwill	–	–	(53)

Property, plant and equipment	–	–	(5)

Intangible assets – product development	–	–	(15)

Inventories	–	–	(1)

Trade and other receivables	(1)	–	(65)

Deferred tax	–	–	8

Current tax receivable	–	–	(2)

Cash and cash equivalents (excluding overdrafts)	–	–	(12)

Trade and other liabilities	–	–	31

Net assets disposed	(1)	–	(114)

Cumulative currency translation adjustment	–	–	122

Cash proceeds	9	–	1

Deferred proceeds	2	–	12

Costs of disposal	(2)	(5)	(30)

Gain/(loss) on disposal	8	(5)	(9)

All figures in £ millions	2025	2024	2023

Cash flow from disposals

Proceeds – current year disposals	9	–	1

Proceeds – prior year disposals	1	–	–

Cash and cash equivalents disposed	–	–	(12)

Costs and other disposal liabilities paid	(2)	(7)	(27)

Net cash inflow/(outflow)	8	(7)	(38)